Earnings per share ("EPS")	3 Months Ended
Mar. 31, 2018
Earnings per share ("EPS")
Earnings per share ("EPS")

Note 15 – Earnings per share (“EPS”)

For the three months ended March 31, 2018
	Earnings	Shares	Per Share
	(Numerator)	(Denominator)	Amount
Basic EPS	$64.6	185.9	$0.35
Effect of dilutive securities	—	0.3	—
Diluted EPS	$64.6	186.2	$0.35

For the three months ended March 31, 2017
	Earnings	Shares	Per Share
	(Numerator)	(Denominator)	Amount
Basic EPS	$45.6	178.5	$0.26
Effect of dilutive securities	—	1.3	(0.01)
Diluted EPS	$45.6	179.8	$0.25

For the three months ended March 31, 2018,  97,789 stock options (Q1/2017 – nil) were excluded from the computation of diluted EPS due to being anti-dilutive. Restricted share units totalling 73,762 were excluded from the computation of diluted EPS for the three months ended March 31, 2018 (Q1/2017– 84,094) due to the performance criteria for the vesting of the RSUs not being measurable as at March 31, 2018.